T. ROWE PRICE QM U.S. BOND ETF

July 31, 2022 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 2.7%
Car Loan 0.8%
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class C, 1.59%, 10/20/25	100	97
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28%, 7/15/27	100	92
Carvana Auto Receivables Trust, Series 2021-P4, Class C, 2.33%, 2/10/28	45	39
Exeter Automobile Receivables Trust, Series 2021-4A, Class C, 1.46%, 10/15/27	65	62
Santander Drive Auto Receivables Trust, Series 2022-3, Class C, 4.49%, 8/15/29	40	40
		330
Other Asset-Backed Securities 0.6%
Symphony Static, Series 2021-1A, Class A, CLO, FRN, 3M USD LIBOR + 0.83%, 3.613%, 10/25/29 (1)	237	234
		234
Student Loan 1.3%
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.13%, 2/15/68 (1)	127	124
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2A, 2.46%, 11/15/68 (1)	170	161
Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.84%, 5/15/69 (1)	91	83
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32%, 4/20/62 (1)	77	71
Nelnet Student Loan Trust, Series 2021-DA, Class AFX, 1.63%, 4/20/62 (1)	110	103
		542
Total Asset-Backed Securities (Cost $1,169)		1,106
CORPORATE BONDS 31.3%
FINANCIAL INSTITUTIONS 14.3%
Banking 8.3%
Ally Financial, 2.20%, 11/2/28	35	30
Bank of America, VR, 0.976%, 4/22/25 (2)	100	95
Bank of America, VR, 2.572%, 10/20/32 (2)	65	55
Bank of America, VR, 2.592%, 4/29/31 (2)	125	109
Bank of America, VR, 2.676%, 6/19/41 (2)	60	46
Bank of America, VR, 3.824%, 1/20/28 (2)	10	10
Bank of America, VR, 4.244%, 4/24/38 (2)	15	14
Bank of America, 5.875%, 2/7/42	15	17
Bank of Montreal, 2.65%, 3/8/27	70	66
Barclays, VR, 2.279%, 11/24/27 (2)	200	179
Capital One Financial, VR, 2.359%, 7/29/32 (2)	50	39
Capital One Financial, 3.65%, 5/11/27	30	29
Capital One Financial, 3.90%, 1/29/24	85	85
Capital One Financial, 4.20%, 10/29/25	25	25
Citigroup, VR, 3.106%, 4/8/26 (2)	25	24
Citigroup, VR, 3.887%, 1/10/28 (2)	250	245
Citigroup, 4.65%, 7/30/45	15	15
Citigroup, 5.875%, 1/30/42	20	22
Discover Financial Services, 3.75%, 3/4/25	105	104
Fifth Third Bancorp, 1.625%, 5/5/23	75	74
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Goldman Sachs Group, VR, 1.948%, 10/21/27 (2)	65	59
Goldman Sachs Group, VR, 2.615%, 4/22/32 (2)	150	129
Goldman Sachs Group, VR, 3.272%, 9/29/25 (2)	10	10
Goldman Sachs Group, 3.80%, 3/15/30	15	14
Goldman Sachs Group, 4.25%, 10/21/25	25	25
Goldman Sachs Group, 6.75%, 10/1/37	15	17
HSBC Holdings, VR, 1.162%, 11/22/24 (2)	200	191
JPMorgan Chase, VR, 1.578%, 4/22/27 (2)	125	114
JPMorgan Chase, VR, 2.956%, 5/13/31 (2)	160	143
JPMorgan Chase, VR, 3.109%, 4/22/51 (2)	15	12
JPMorgan Chase, VR, 3.54%, 5/1/28 (2)	15	15
JPMorgan Chase, VR, 3.882%, 7/24/38 (2)	75	69
KeyCorp, VR, 3.878%, 5/23/25 (2)	40	40
Morgan Stanley, 3.125%, 7/27/26	135	132
Morgan Stanley, VR, 3.622%, 4/1/31 (2)	10	10
Morgan Stanley, VR, 3.971%, 7/22/38 (2)	110	103
Morgan Stanley, 4.30%, 1/27/45	15	14
PNC Financial Services Group, VR, 4.626%, 6/6/33 (2)	110	109
Royal Bank of Canada, 2.30%, 11/3/31	50	43
Standard Chartered, VR, 1.822%, 11/23/25 (1)(2)	200	187
Sumitomo Mitsui Financial Group, 3.748%, 7/19/23	90	90
Synchrony Financial, 4.25%, 8/15/24	130	130
Toronto-Dominion Bank, 4.456%, 6/8/32	95	96
Truist Financial, VR, 4.123%, 6/6/28 (2)	80	80
Wells Fargo, VR, 2.188%, 4/30/26 (2)	35	33
Wells Fargo, VR, 2.393%, 6/2/28 (2)	235	215
		3,363
Brokerage Asset Managers Exchanges 0.0%
Intercontinental Exchange, 1.85%, 9/15/32	15	12
		12
Finance Companies 0.7%
AerCap Ireland Capital, 2.45%, 10/29/26	150	134
Air Lease, 2.20%, 1/15/27	35	31
Air Lease, 3.625%, 4/1/27	10	9
Avolon Holdings Funding, 3.95%, 7/1/24 (1)	75	72
Park Aerospace Holdings, 5.50%, 2/15/24 (1)	45	44
		290
Insurance 2.7%
Anthem, 2.25%, 5/15/30	60	53
Anthem, 4.101%, 3/1/28	15	15
Anthem, 4.55%, 3/1/48	30	29
Anthem, 4.65%, 1/15/43	10	10
Aon, 3.875%, 12/15/25	95	95
Brighthouse Financial Global Funding, 1.00%, 4/12/24 (1)	50	47
Chubb INA Holdings, 3.35%, 5/15/24	85	85
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Equitable Holdings, 3.90%, 4/20/23	75	75
Fidelity National Financial, 4.50%, 8/15/28	70	70
First American Financial, 4.60%, 11/15/24	70	70
Health Care Service, 2.20%, 6/1/30 (1)	15	13
Humana, 2.15%, 2/3/32	85	72
Humana, 3.70%, 3/23/29	20	20
Jackson Financial, 1.125%, 11/22/23 (1)	65	63
Marsh & McLennan, 3.50%, 6/3/24	20	20
New York Life Insurance, 3.75%, 5/15/50 (1)	20	17
Principal Financial Group, 2.125%, 6/15/30	45	38
Principal Financial Group, 3.40%, 5/15/25	10	10
Principal Financial Group, 3.70%, 5/15/29	45	43
Principal Life Global Funding II, 0.75%, 4/12/24 (1)	70	67
Principal Life Global Funding II, 1.25%, 6/23/25 (1)	45	42
Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (1)	20	19
UnitedHealth Group, 2.00%, 5/15/30	10	9
UnitedHealth Group, 3.50%, 8/15/39	70	64
UnitedHealth Group, 4.20%, 1/15/47	35	34
UnitedHealth Group, 4.75%, 7/15/45	15	16
		1,096
Real Estate Investment Trusts 2.6%
Alexandria Real Estate Equities, 3.95%, 1/15/27	40	40
Alexandria Real Estate Equities, 4.00%, 2/1/50	40	34
American Campus Communities Operating Partnership, 3.625%, 11/15/27	40	40
American Campus Communities Operating Partnership, 4.125%, 7/1/24	65	65
Boston Properties, 3.125%, 9/1/23	120	119
Brixmor Operating Partnership, 3.85%, 2/1/25	60	59
Brixmor Operating Partnership, 3.90%, 3/15/27	15	15
Brixmor Operating Partnership, 4.05%, 7/1/30	15	14
Duke Realty, 4.00%, 9/15/28	35	35
ERP Operating, 3.00%, 4/15/23	75	75
Essex Portfolio, 2.65%, 3/15/32	35	30
Essex Portfolio, 3.875%, 5/1/24	45	45
Essex Portfolio, 4.50%, 3/15/48	20	18
GAIF Bond Issuer, 3.40%, 9/30/26 (1)	15	15
Healthpeak Properties, 2.125%, 12/1/28	15	13
Healthpeak Properties, 2.875%, 1/15/31	15	13
Hudson Pacific Properties, 3.25%, 1/15/30	15	13
Kilroy Realty, 3.45%, 12/15/24	35	34
Kilroy Realty, 4.375%, 10/1/25	65	65
Life Storage, 4.00%, 6/15/29	15	14
Physicians Realty, 2.625%, 11/1/31	15	12
Public Storage, 1.95%, 11/9/28	35	31
Realty Income, 3.95%, 8/15/27	25	25
Realty Income, 4.625%, 11/1/25	45	46
Regency Centers, 3.60%, 2/1/27	40	39
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Simon Property Group, 3.375%, 10/1/24	110	109
Simon Property Group, 3.80%, 7/15/50	35	29
		1,047
Total Financial Institutions		5,808
INDUSTRIAL 15.3%
Basic Industry 0.1%
LYB International Finance II, 3.50%, 3/2/27	25	24
		24
Capital Goods 1.1%
General Dynamics, 3.25%, 4/1/25	10	10
John Deere Capital, 2.125%, 3/7/25	50	49
John Deere Capital, 2.65%, 6/10/26	15	15
L3Harris Technologies, 3.832%, 4/27/25	20	20
Lockheed Martin, 4.07%, 12/15/42	15	14
Northrop Grumman, 3.85%, 4/15/45	15	13
Parker-Hannifin, 4.50%, 9/15/29	25	25
Republic Services, 2.50%, 8/15/24	70	69
Republic Services, 3.375%, 11/15/27	20	20
Roper Technologies, 1.40%, 9/15/27	35	31
Roper Technologies, 2.00%, 6/30/30	85	71
Roper Technologies, 2.95%, 9/15/29	25	23
Roper Technologies, 3.80%, 12/15/26	25	25
Waste Connections, 3.20%, 6/1/32	65	60
		445
Communications 3.6%
America Movil SAB de CV, 6.375%, 3/1/35	45	53
American Tower, 2.40%, 3/15/25	65	62
American Tower, 5.00%, 2/15/24	60	61
AT&T, 2.25%, 2/1/32	15	13
AT&T, 3.50%, 6/1/41	170	142
Charter Communications Operating, 2.80%, 4/1/31	35	29
Charter Communications Operating, 3.70%, 4/1/51	20	14
Charter Communications Operating, 4.50%, 2/1/24	60	60
Charter Communications Operating, 4.908%, 7/23/25	80	81
Comcast, 3.90%, 3/1/38	95	90
Comcast, 3.95%, 10/15/25	125	127
Cox Communications, 3.15%, 8/15/24 (1)	15	15
Crown Castle International, 2.25%, 1/15/31	25	21
Crown Castle International, 2.90%, 3/15/27	10	9
Crown Castle International, 3.70%, 6/15/26	25	25
Crown Castle International, 4.45%, 2/15/26	60	61
Magallanes, 5.05%, 3/15/42 (1)	95	85
Rogers Communications, 4.50%, 3/15/42 (1)	85	80
Time Warner Cable, 6.55%, 5/1/37	10	10
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Time Warner Cable, 6.75%, 6/15/39	55	56
T-Mobile USA, 2.25%, 11/15/31	15	13
T-Mobile USA, 3.75%, 4/15/27	95	93
Verizon Communications, 2.65%, 11/20/40	165	126
Verizon Communications, 2.987%, 10/30/56	15	11
Verizon Communications, 4.00%, 3/22/50	10	9
Vodafone Group, 4.25%, 9/17/50	60	52
WPP Finance 2010, 3.75%, 9/19/24	75	74
		1,472
Consumer Cyclical 2.4%
Amazon.com, 3.875%, 8/22/37	115	115
AutoZone, 1.65%, 1/15/31	30	25
AutoZone, 3.125%, 4/18/24	45	44
BMW US Capital, 3.80%, 4/6/23 (1)	75	75
GLP Capital, 5.375%, 11/1/23	45	45
Home Depot, 5.875%, 12/16/36	90	108
Hyatt Hotels, 3.375%, 7/15/23	75	74
Hyundai Capital America, 2.65%, 2/10/25 (1)	15	14
Hyundai Capital America, 4.30%, 2/1/24 (1)	60	60
Hyundai Capital America, 5.75%, 4/6/23 (1)	70	71
McDonald's, 3.30%, 7/1/25	10	10
O'Reilly Automotive, 3.90%, 6/1/29	65	64
PACCAR Financial, 0.90%, 11/8/24	85	80
QVC, 4.45%, 2/15/25	10	10
QVC, 4.85%, 4/1/24	95	93
Ross Stores, 1.875%, 4/15/31	10	8
Ross Stores, 4.60%, 4/15/25	35	36
TJX, 1.60%, 5/15/31	30	25
		957
Consumer Non-Cyclical 3.5%
Abbott Laboratories, 1.15%, 1/30/28	10	9
Abbott Laboratories, 4.75%, 11/30/36	75	83
AbbVie, 3.20%, 5/14/26	15	15
AbbVie, 3.20%, 11/21/29	15	14
AbbVie, 4.45%, 5/14/46	40	38
AbbVie, 4.70%, 5/14/45	40	40
Anheuser-Busch InBev Finance, 4.90%, 2/1/46	15	15
Anheuser-Busch InBev Worldwide, 4.75%, 4/15/58	25	24
Anheuser-Busch InBev Worldwide, 5.45%, 1/23/39	15	16
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49	60	66
AstraZeneca, 1.375%, 8/6/30	15	13
AstraZeneca, 4.00%, 9/18/42	50	48
BAT Capital, 2.789%, 9/6/24	15	15
BAT Capital, 3.557%, 8/15/27	65	61
BAT Capital, 4.39%, 8/15/37	40	33
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Becton Dickinson & Company, 2.823%, 5/20/30	35	32
Becton Dickinson & Company, 3.70%, 6/6/27	45	45
Biogen, 2.25%, 5/1/30	80	68
Biogen, 3.15%, 5/1/50	15	11
Bristol-Myers Squibb, 2.90%, 7/26/24	100	100
Bristol-Myers Squibb, 3.40%, 7/26/29	7	7
Bristol-Myers Squibb, 4.25%, 10/26/49	15	15
Cigna, 3.75%, 7/15/23	90	90
Cigna, 4.125%, 11/15/25	60	61
CommonSpirit Health, 2.76%, 10/1/24	50	49
CommonSpirit Health, 2.782%, 10/1/30	20	18
CVS Health, 1.875%, 2/28/31	15	13
CVS Health, 2.70%, 8/21/40	15	11
CVS Health, 3.25%, 8/15/29	50	47
CVS Health, 5.125%, 7/20/45	10	10
Hackensack Meridian Health, 4.211%, 7/1/48	85	82
Hasbro, 3.00%, 11/19/24	25	24
Hasbro, 3.55%, 11/19/26	35	34
HCA, 4.125%, 6/15/29	50	48
HCA, 4.375%, 3/15/42 (1)	20	17
MedStar Health, Series 20A, 3.626%, 8/15/49	30	26
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 7/1/55	10	9
Northwell Healthcare, 3.979%, 11/1/46	20	18
NYU Langone Hospitals, 4.368%, 7/1/47	15	14
Reynolds American, 4.45%, 6/12/25	20	20
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23	35	35
Smithfield Foods, 5.20%, 4/1/29 (1)	15	15
Stanford Health Care, Series 2018, 3.795%, 11/15/48	10	9
		1,418
Energy 2.0%
Boardwalk Pipelines, 3.40%, 2/15/31	25	22
Boardwalk Pipelines, 4.95%, 12/15/24	25	25
BP Capital Markets America, 3.194%, 4/6/25	20	20
BP Capital Markets America, 3.41%, 2/11/26	45	45
Cameron LNG, 3.701%, 1/15/39 (1)	40	35
Canadian Natural Resources, 2.95%, 7/15/30	20	18
Devon Energy, 8.25%, 8/1/23	40	41
Enbridge, 4.00%, 10/1/23	70	70
Enbridge Energy Partners, 5.50%, 9/15/40	10	10
Energy Transfer, 5.25%, 4/15/29	20	20
Energy Transfer, 5.40%, 10/1/47	15	14
Energy Transfer, 6.50%, 2/1/42	25	26
Hess, 7.125%, 3/15/33	50	57
Pioneer Natural Resources, 1.125%, 1/15/26	10	9
Plains All American Pipeline, 3.60%, 11/1/24	20	20
Sabine Pass Liquefaction, 4.50%, 5/15/30	15	15
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Schlumberger Holdings, 3.75%, 5/1/24 (1)	95	95
Shell International Finance, 0.375%, 9/15/23	65	63
Spectra Energy Partners, 4.75%, 3/15/24	140	142
TotalEnergies Capital International, 2.986%, 6/29/41	60	50
Transcontinental Gas Pipe Line, 4.60%, 3/15/48	10	9
Woodside Finance, 4.50%, 3/4/29 (1)	20	20
		826
Industrial Other 0.0%
Northwestern University, Series 2020, 2.64%, 12/1/50	20	15
		15
Retail 0.1%
7-Eleven, 0.80%, 2/10/24 (1)	25	24
		24
Technology 2.0%
Apple, 3.20%, 5/11/27	15	15
Apple, 3.35%, 2/9/27	165	167
CDW, 4.25%, 4/1/28	45	42
Citrix Systems, 1.25%, 3/1/26	70	68
Fiserv, 3.20%, 7/1/26	10	10
Keysight Technologies, 3.00%, 10/30/29	50	45
Keysight Technologies, 4.55%, 10/30/24	10	10
Moody's, 2.00%, 8/19/31	25	21
NXP, 2.50%, 5/11/31	65	55
NXP, 3.15%, 5/1/27	95	90
NXP, 3.40%, 5/1/30	15	14
Oracle, 3.60%, 4/1/40	15	12
QUALCOMM, 3.25%, 5/20/27	20	20
RELX Capital, 3.00%, 5/22/30	25	23
ServiceNow, 1.40%, 9/1/30	60	49
Visa, 2.70%, 4/15/40	35	30
VMware, 1.40%, 8/15/26	95	85
Western Union, 2.85%, 1/10/25	10	10
Western Union, 6.20%, 11/17/36	50	52
		818
Transportation 0.5%
American Airlines PTT, Series 2014-1, Class A, 3.70%, 10/1/26	9	8
Canadian Pacific Railway, 1.75%, 12/2/26	25	23
ERAC USA Finance, 4.50%, 2/15/45 (1)	10	9
Kansas City Southern, 2.875%, 11/15/29	25	23
Kansas City Southern, 3.50%, 5/1/50	15	12
Kansas City Southern, 4.70%, 5/1/48	10	10
Norfolk Southern, 5.59%, 5/17/25	15	16
Transurban Finance, 2.45%, 3/16/31 (1)	30	25
Transurban Finance, 4.125%, 2/2/26 (1)	15	15
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Triton Container International, 0.80%, 8/1/23 (1)	70	67
		208
Total Industrial		6,207
UTILITY 1.7%
Electric 1.3%
AEP Texas, 4.70%, 5/15/32	30	31
Berkshire Hathaway Energy, 6.125%, 4/1/36	25	28
Eversource Energy, 3.80%, 12/1/23	65	65
Exelon, 3.40%, 4/15/26	15	15
IPALCO Enterprises, 3.70%, 9/1/24	30	30
Metropolitan Edison, 4.30%, 1/15/29 (1)	75	75
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1)	15	15
Pacific Gas & Electric, 2.10%, 8/1/27	55	47
Southern, 4.40%, 7/1/46	50	46
Virginia Electric & Power, Series A, 2.875%, 7/15/29	90	85
Vistra Operations, 3.55%, 7/15/24 (1)	110	106
		543
Natural Gas 0.4%
APT Pipelines, 4.25%, 7/15/27 (1)	10	10
NiSource, 1.70%, 2/15/31	45	37
NiSource, 5.65%, 2/1/45	15	15
NiSource , 3.95%, 3/30/48	45	39
Sempra Energy, 3.30%, 4/1/25	50	49
		150
Total Utility		693
Total Corporate Bonds (Cost $14,001)		12,708
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 0.2%
Sovereign 0.2%
United Mexican States, 4.75%, 3/8/44	100	87
		87
Total Foreign Government Obligations & Municipalities (Cost $102)		87
MUNICIPAL SECURITIES 2.2%
California 0.5%
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41	50	42
Bay Area Toll Auth., Build America, 2.574%, 4/1/31	50	47
California State University, 6.484%, 11/1/41	50	60
Univ. of California Regents, Build America, 5.77%, 5/15/43	50	57
		206
Georgia 0.1%
Municipal Electric Auth. of Georgia, Build America, Vogtle Units, Series A, 6.637%, 4/1/57	40	48
		48
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Illinois 0.2%
Chicago O'Hare Int'l Airport, Build America, Series B, 6.395%, 1/1/40	50	63
Cook County, Series B, GO, 6.36%, 11/15/33	25	29
		92
Louisiana 0.2%
Louisiana Local Government Environmental Facilities & Community Development Auth, Series A, 4.475%, 8/1/39	60	60
		60
Maryland 0.1%
Maryland Health & Higher Educational Facilities Auth., Series B, 4.815%, 7/1/43	40	40
		40
New York 0.2%
New York State Urban Dev. Sales Tax Revenue, Series B, 2.59%, 3/15/35	70	59
		59
Tennessee 0.2%
Metropolitan Government of Nashville & Davidson County, Series B, 3.235%, 7/1/52	75	61
		61
Texas 0.3%
Central Texas Regional Mobility Auth., Series E, 3.167%, 1/1/41	75	61
Dallas/Fort Worth Int'l Airport, Series C, 2.843%, 11/1/46	65	51
Texas Private Activity Bond Surface Transportation, North Tarrant, Express, Series B, 3.922%, 12/31/49	30	26
		138
Virginia 0.3%
Univ. of Virginia, Series B, 2.584%, 11/1/51	75	56
Virginia Commonwealth Transportation Board, Build America, Series B, 5.35%, 5/15/35	50	55
		111
Wisconsin 0.1%
Public Finance Auth., Series B, 3.405%, 7/1/51	70	56
		56
Total Municipal Securities (Cost $1,045)		871
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 6.6%
Collateralized Mortgage Obligations 3.0%
Angel Oak Mortgage Trust, Series 2019-5, Class A1, CMO, ARM, 2.593%, 10/25/49 (1)	39	37
Angel Oak Mortgage Trust, Series 2021-6, Class A3, CMO, ARM, 1.714%, 9/25/66 (1)	79	66
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3, CMO, ARM, 2.189%, 9/25/51 (1)	70	65
Bayview MSR Opportunity Master Fund Trust, Series 2021-5, Class A20, CMO, ARM, 2.50%, 11/25/51 (1)	124	106
BRAVO Residential Funding Trust, Series 2021-NQM3, Class A1, CMO, ARM, 1.699%, 4/25/60 (1)	62	60
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
COLT Mortgage Trust, Series 2022-3, Class A1, CMO, ARM, 3.901%, 2/25/67 (1)	95	92
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M1, CMO, ARM, SOFR30A + 1.00%, 2.514%, 12/25/41 (1)	19	19
Ellington Financial Mortgage Trust, Series 2021-3, Class M1, CMO, ARM, 2.53%, 9/25/66 (1)	100	68
Freddie Mac STACR REMIC Trust, Series 2021-DNA6, Class M2, CMO, ARM, SOFR30A +1.50%, 3.014%, 10/25/41 (1)	100	93
Freddie Mac STACR REMIC Trust, Series 2021-DNA7, Class M1, CMO, ARM, SOFR30A + 0.85%, 2.364%, 11/25/41 (1)	60	59
Freddie Mac STACR REMIC Trust, Series 2021-HQA3, Class M1, CMO, ARM, SOFR30A + 0.85%, 2.364%, 9/25/41 (1)	96	92
Freddie Mac STACR REMIC Trust, Series 2022-DNA3, Class M1A, CMO, ARM, SOFR30A + 2.00%, 3.514%, 4/25/42 (1)	65	65
Freddie Mac STACR REMIC Trust, Series 2022-HQA1, Class M1A, CMO, ARM, SOFR30A + 2.10%, 3.615%, 3/25/42 (1)	59	59
GCAT, Series 2021-NQM5, Class A1, CMO, ARM, 1.262%, 7/25/66 (1)	80	68
GNR, Series 2022-63, Class LM, CMO, ARM, 3.50%, 10/20/50	25	24
New Residential Mortgage Loan Trust, Series 2022-INV1, Class A4, CMO, ARM, 3.00%, 3/25/52 (1)	97	86
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO, ARM, 2.692%, 11/25/59 (1)	111	108
Verus Securitization Trust, Series 2021-7, Class A1, CMO, ARM, 1.829%, 10/25/66 (1)	85	76
		1,243
Commercial Mortgage-Backed Securities 3.6%
Big Trust, Series 2022-BIG, Class A, ARM, 1M TSFR + 1.34%, 3.30%, 2/15/39 (1)	100	96
BWAY Trust, Series 2022-26BW, Class A, 3.402%, 2/10/44 (1)	100	90
BX Trust, Series 2021-ARIA, Class B, ARM, 1M USD LIBOR + 1.30%, 3.296%, 10/15/36 (1)	105	98
BX Trust, Series 2022-LP2, Class C, ARM, 1M TSFR + 1.56%, 3.663%, 2/15/39 (1)	94	87
CGCMT, Series 2017-C4, Class AS, 3.764%, 10/12/50	185	176
COMM Trust, Series 2015-CR23, Class A3, 3.23%, 5/10/48	40	39
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class B, 3.377%, 1/5/39 (1)	100	93
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3, 3.801%, 8/15/48	170	169
Med Trust, Series 2021-MDLN, Class A, ARM, 1M USD LIBOR + 0.95%, 2.95%, 11/15/38 (1)	105	101
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B, 1M USD LIBOR + 1.10%, 3.10%, 4/15/38 (1)	100	95
Morgan Stanley Capital I Trust, Series 2018-H4, Class A4, 4.31%, 12/15/51	175	177
NYO Commercial Mortgage Trust, Series 2021-1290, Class C, ARM, 1M USD LIBOR + 2.00%, 3.995%, 11/15/38 (1)	90	84
Wells Fargo Commercial Mortgage Trust, Series 2019-JWDR, Class A, ARM, 2.501%, 9/15/31 (1)	100	92
WFRBS Commercial Mortgage Trust, Series 2013-C11, Class A5, 3.071%, 3/15/45	53	53
		1,450
Total Non-U.S. Government Mortgage-Backed Securities (Cost $2,940)		2,693
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 29.1%
U.S. Government Agency Obligations 21.3%
Federal National Mortgage Assn.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
1.50%, 4/1/37 - 1/1/42	230	211
2.00%, 3/1/42 - 4/1/52	2,404	2,166
2.50%, 7/1/30 - 5/1/52	1,835	1,732
3.00%, 1/1/33 - 9/1/51	1,283	1,257
3.50%, 12/1/33 - 1/1/52	904	907
4.00%, 2/1/47 - 5/1/52	545	556
4.50%, 4/1/41 - 9/1/49	298	311
5.00%, 11/1/44 - 7/1/47	148	156
5.50%, 5/1/44	85	91
UMBS, TBA (3)
2.00%, 8/11/52	410	369
2.50%, 8/11/52	375	349
4.00%, 4/25/52	153	154
4.50%, 8/11/52	295	300
5.00%, 8/11/52	115	118
		8,677
U.S. Government Obligations 7.8%
Government National Mortgage Assn.
2.00%, 3/20/51 - 5/20/52	536	494
2.50%, 8/20/50 - 1/20/52	666	634
3.00%, 6/20/45 - 6/20/52	549	536
3.50%, 6/20/46 - 2/20/48	423	426
4.00%, 10/20/40 - 3/20/50	176	179
4.50%, 10/20/47 - 11/20/47	64	67
5.00%, 8/20/47 - 7/20/50	130	136
Government National Mortgage Assn., TBA (3)
2.00%, 8/18/52	60	55
3.00%, 8/18/52	120	117
4.00%, 8/18/52	45	45
4.50%, 8/18/52	185	189
5.00%, 8/18/52	285	292
		3,170
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $12,166)		11,847
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 27.0%
U.S.Treasury Obligations 27.0%
U. S. Treasury Bonds, 1.75%, 8/15/41	1,985	1,549
U. S. Treasury Bonds, 2.00%, 8/15/51	1,890	1,496
U. S. Treasury Bonds, 2.25%, 2/15/52	350	295
U. S. Treasury Notes, 0.125%, 8/31/23	1,110	1,076
U. S. Treasury Notes, 0.75%, 8/31/26 (4)	4,580	4,227
U. S. Treasury Notes, 1.25%, 8/15/31	1,490	1,323
U. S. Treasury Notes, 1.875%, 2/28/27	805	776
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
U.S. Treasury Notes, 2.50%, 4/30/24	250	248
		10,990
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $12,024)		10,990
SHORT-TERM INVESTMENTS 5.0%
Money Market Funds 5.0%
T. Rowe Price Government Reserve Fund, 2.03% (5)(6)	2,057	2,057
Total Short-Term Investments (Cost $2,057)		2,057
Total Investments 104.1% of Net Assets (Cost $45,504)		$42,359
Other Assets Less Liabilities (4.1%)		(1,684)
Net Assets 100.0%		$40,675

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $4,345 and represents 10.7% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $1,988 and represents 4.9% of net assets.
(4)	At July 31, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(5)	Seven-day yield
(6)	Affiliated Companies
1M TSFR	One month term SOFR (Secured overnight financing rate)
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
GO	General Obligation
PTT	Pass-Through Trust
SOFR30A	30-day Average SOFR (Secured Overnight Financing Rate)
TBA	To-Be-Announced
UMBS	Uniform Mortgage-Backed Securities
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE QM U.S. BOND ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Long, 1 Ultra U.S. Treasury Long Bonds	09/22	155	$3
Long, 3 U.S. Treasury Notes ten year contracts	09/22	355	8
Long, 15 U.S. Treasury Notes five year contracts	09/22	1,697	9
Long, 5 U.S. Treasury Notes two year contracts	09/22	1,056	(3)
Net payments (receipts) of variation margin to date			—
Variation margin receivable (payable) on open futures contracts			$17
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE QM U.S. BOND ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—#	$—	$9+

Supplementary Investment Schedule
Affiliate	Value 10/31/21	Purchase Cost	Sales Cost	Value 7/31/22
T. Rowe Price Government Reserve Fund	$4,954	¤	¤	$2,057^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $9 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $2,057.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE QM U.S. BOND ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price QM U.S. Bond ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Security Valuation
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by independent pricing services or broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in

T. ROWE PRICE QM U.S. BOND ETF

local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income[1]	$—	$40,302	$—	$40,302
Short-Term Investments	2,057	—	—	2,057
Total Securities	2,057	40,302	—	42,359
Futures Contracts*	20	—	—	20
Total	$2,077	$40,302	$ —	$42,379
Liabilties
Futures Contracts*	$3	$—	$—	$3

[1]	Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.

T. ROWE PRICE QM U.S. BOND ETF

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
ETF989-054Q3
07/2022